Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, net

3. Property and Equipment, net

Information related to our major categories of our property and equipment, net, is as follows (dollars in thousands):

	As of
	September 30, 2014	December 31, 2013
Capitalized software	$51,411	$49,498
Computer software and equipment	24,419	24,357
Leasehold improvements	5,569	5,569
Equipment, furniture and fixtures	1,474	1,474

Total property and equipment	82,873	80,898
Less: Accumulated depreciation and amortization	(46,840)	(44,002)
Less: Accumulated impairments	(31,081)	(31,081)

Property and equipment, net	$4,952	$5,815

We capitalized software development costs associated with internal-use software of $0.4 million and $2.1 million for the three and nine months ended September 30, 2014, respectively, as compared to $0.5 million and $1.5 million for the corresponding periods in 2013, respectively.

Depreciation expense from continuing operations totaled $0.8 million and $2.8 million for the three and nine months ended September 30, 2014, respectively, as compared to $1.1 million and $2.1 million for the corresponding periods in 2013, respectively.

3. Property and Equipment, net

Information related to our major categories of our property and equipment, net, is as follows (dollars in thousands):

	Useful Life (in years)	As of December 31,
		2013	2012
Capitalized software	3	$49,498	$46,030
Computer software and equipment	3-5	24,357	26,675
Leasehold improvements	4-10	5,569	7,065
Equipment, furniture and fixtures	7	1,474	1,404

Total property and equipment		80,898	81,174
Less: Accumulated depreciation and amortization		(44,002)	(43,458)
Less: Accumulated impairments		(31,081)	(31,081)

Property and equipment, net		$5,815	$6,635

There was no capitalized interest associated with property and equipment for the years ended December 31, 2013 and 2012. Depreciation expense from continuing operations was $3.1 million and $3.0 million for the years ended December 31, 2013 and 2012, respectively.